Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital and premium	Reserve from share-based payment transactions	Warrants	Transactions with non- controlling interests	Foreign currency translation reserve	Accumulated deficit	Total	Non- controlling interests	Total
Balance at Dec. 31, 2020	$ 49,040	$ 4,315	$ 2,207	$ 559	$ 497	$ (55,188)	$ 1,430		$ 1,430
Loss						(5,789)	(5,789)		(5,789)
Exercise of warrants	6,110		(1,352)				4,758		4,758
Issue of share capital, net of issue expenses	3,364		4,335				7,699		7,699
Expiration of share options	27	(27)
Cost of share-based payment		43					43		43
Balance at Dec. 31, 2021	58,541	4,331	5,190	559	497	(60,977)	8,141		8,141
Loss						(2,592)	(2,592)		(2,592)
Exercise of warrants	3						3		3
Cost of share-based payment	48	849					897		897
Balance at Dec. 31, 2022	58,592	5,180	5,190	559	497	(63,569)	6,449		6,449
Loss						(5,122)	(5,122)	(761)	(5,883)
Sale of minority interest in subsidiary				251			251	2,734	2,985
Issue of share capital in respect of investment in affiliate	288						288		288
Issue of share capital, net of issue expenses	5,552						5,552		5,552
Cost of share-based payment	94	102					196		196
Balance at Dec. 31, 2023	$ 64,526	$ 5,282	$ 5,190	$ 810	$ 497	$ (68,691)	$ 7,614	$ 1,973	$ 9,587